(Loss)/Earning Per Ordinary Share (“Eps”) (Tables)	12 Months Ended
Jun. 30, 2025
(Loss)/Earning Per Ordinary Share (“Eps”) [Abstract]
Schedule of Weighted Average Number of Ordinary Shares in Issue

The basic (loss)/earning per share of the Group is calculated based on the (loss)/profit attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023

(Loss)/profit attributable to Owners of the Company (RM)	(71,369,819)	(54,999,680)	25,834,757
Weighted average number of ordinary shares in issue *	1,765,256	1,765,256	1,471,944
Basic (loss)/earning per share (RM)	(40.43)	(31.16)	17.55

The diluted (loss)/earning per share of the Group for the years ended June 30, 2025, 2024 and 2023 are same as the basic (loss)/earning per share of the Group as the Group has no dilutive potential ordinary shares.

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023

(Loss)/profit attributable to Owners of the Company (RM)	(71,369,819)	(54,999,680)	25,834,757
Weighted average number of ordinary shares in issue *	1,765,256	1,765,256	1,471,944
Diluted (loss)/earning per share (RM)	(40.43)	(31.16)	17.55